Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

A.	On September 17, 2019, the Company entered into a non-binding Term Sheet that outlines the general terms and conditions upon which the Company may acquire 100% of the outstanding securities of Duke Robotics Inc., a Delaware corporation (“Duke”) in exchange for the issuance to the Duke’s shareholders, on a pro rata basis, of a controlling interest of the outstanding post acquisition securities of the Company.

On March 4, 2020, the Company consummated a Share Exchange Agreement with Duke and certain shareholders of Duke who executed and delivered the Share Exchange Agreement (the “Share Exchange Agreement”), pursuant to which Duke became a majority-owned subsidiary of the Company (the “Share Exchange”). The Share Exchange closed on March 9, 2020. Such closing date is referred to as the “Effective Time.”

Pursuant to the terms of the Share Exchange Agreement, at the Effective Time, the Company issued an aggregate of 28,469,065 shares of its common stock to the Duke stockholders in exchange for 22,920,107 shares of Duke’s issued and outstanding shares of common stock, representing approximately 99% of Duke’s issued and outstanding shares of common stock. Accordingly, each outstanding share of Duke common stock was exchanged for the right to receive 1.2421 shares of the Company’s common stock (the “Exchange Ratio”). Of the shares of Duke common stock that were exchanged for shares of the Company’s common stock, 51,410 (representing 63,856 shares of the Company’s common stock post-Share Exchange) shall be issued but remain in escrow until the Company completes a short-form merger, or other similar transaction, pursuant to which, such shares will be issued to their respective holders. These Duke stockholders not receiving shares of the Company’s common stock in exchange for their shares of Duke common stock at the Effective Time are referred to as the Non-Participating Duke Holders.

As such, at the Effective Time, the Duke stockholders owned an equivalent of approximately 71% of the Company’s common stock. After giving effect to the Share Exchange, Duke became a subsidiary of the Company. Following the Share Exchange, the Company adopted the business plan of Duke. Duke is a robotics company dedicated to the development of an advanced robotics system that enables remote, real-time, pinpoint accurate firing of small arms and light weapons.

Following the consummation of the Share Exchange, the Company intends to incorporate a wholly-owned subsidiary, which, according to the Company’s current plan, would then merge into, and acquire, the remaining outstanding shares of Duke held by those certain Duke shareholders that did not participate in the Share Exchange. The proposed acquisition of the shares of Duke common stock from the Non-Participating Duke Holders is expected to occur at the Exchange Ratio; however, there is and can be no guarantee that the Company is able to successfully conduct such second phase of the Share Exchange thereby causing Duke to become a wholly-owned subsidiary.

In conjunction with the consummation of the Share Exchange, and as a condition thereof, the Company entered into the agreements listed below.

(i) Several convertible loan agreements, on the same terms, in the aggregate amount of $965,000 (each, a “Convertible Loan Agreement”). The terms of the Convertible Loan Agreements require repayment of the borrowed amount by the one-year anniversary of the Effective Time, unless, at the Company’s discretion, and subject to its compliance with any and all terms of the material terms of the Convertible Loan Agreements, the term of such loans is extended for an additional twelve (12) month period. The terms of the Convertible Loan Agreements also provides that the Company may repay any portion of the remaining outstanding loan amount, without penalty, provided, however, that the Company provides the specific Primary Lender with three business days’ written notice prior to such repayment, during which time the Primary Lender may elect to convert any or all of the outstanding loan amount into shares of common stock of the Company. The Convertible Loan Agreements bear simple interest at a rate equal to 15% per annum, payable each calendar month.

(ii) Securities exchange agreements (each, an “Exchange Agreement”) with outstanding debt holders of the Company, Alpha Capital Anstalt (“Alpha”) and GreenBlock Capital LLC (“GBC”) to respectively cancel existing debentures or debt in the total amount of $658,323 and in exchange issue new debentures in the aggregate amount of $400,000 and issue 698,755 and 65,198 shares of common stock to each of Alpha and GBC, respectively. The New Debentures mature three years from the Effective Date, bear interest at a rate of 8% per year and are only convertible into shares of the Company’s common stock, at an original conversion price of $0.374 (the “Original Conversion Price”); provided, however, that such Original Conversion Price shall be adjusted downward in the event that the Company, as applicable, sells or grants any options to purchase or sells or grants any right to reprice, or otherwise dispose or issues any common stock or common stock equivalents entitling any purchaser to acquire shares of the Company’s common stock at an effective price per share that is lower than the Original Conversion Price (such issuance, a “Dilutive Event”). In the event of a Dilutive Event at any time from the Effective Time through the six (6) month anniversary of the Effective Time, any such adjustment shall occur immediately after the completion of such period.

(iii) Several Securities Exchange Agreements, on the same terms, to exchange the Promissory Note for 9,623,621 shares of Company common stock.

(iv) A Registration Rights Agreement with GBC, Alpha, the Primary Lenders (as defined below) and certain Duke shareholders. The deemed beneficial owners of the common stock, or other securities, issuable under parties to the Convertible Loan Agreements and the Note Conversion are identical and, as such, we refer to these parties as the “Primary Lenders.”

B.	In conjunction with the Share Exchange, the Company’s CEO’s outstanding accrued pay of $32,500, as well as the 25,000 options he held at the end of 2019, were converted into 45,968 shares of the post-transaction Company.

C.	At the Effective Time, Messrs. Grant A. Begley, Christopher Leith and Chris Nelson resigned as directors and/or officers of the Company and Yariv Alroy, Erez Nachtomy, Eran Antebi and Sagiv Aharon were appointed as directors of the Company and Sagiv Aharon as an officer of the Company.

D.	On April 12, 2020, effective as of March 1, 2020, the Board of Directors approved payment of certain fees to directors in the amounts of $4,980, $4,980 and $6,950 per month to directors, Yariv Alroy, Sagiv Aharon and Erez Nachtomy (each, an “Active Director”), respectively. On April 12, 2020, the Company also enacted a policy to pay each director (that is not otherwise an Active Director) an amount of $1,500 for each calendar quarter and $400 for attendance of each meeting of the board of directors. These amounts are exclusive of Israeli VAT if applicable.

E.	In December 2019, a novel strain of coronavirus, COVID-19, was identified in Wuhan, China. This virus continues to spread globally and, as of April 2020, has spread to over 100 countries, including the United States and Israel. The spread of COVID-19 from China to other countries has resulted in the World Health Organization declaring the outbreak of COVID-19 as a “pandemic,” or a worldwide spread of a new disease, on March 11, 2020. Many countries around the world have imposed quarantines and restrictions on travel and mass gatherings to slow the spread of the virus. On March 10, 2020, the Government of Israel announced that effective Thursday, March 12, 2020, at 20:00 (Israel time) foreign travelers arriving from any country will be required to remain in home quarantine until 14 days have passed since the date of entry into Israel; non-Israeli residents will be required to prove they have the means to self-quarantine before being allowed entry into Israel and, in addition, non-Israeli residents or citizens traveling from certain countries may be denied entry into Israel. In addition, the Ministry of Health in the State of Israel issued guidelines on March 11, 2020 recommending people avoid gatherings in one space and providing that no gathering of more than 100 people should be held under any circumstances. Employers (including us) are also required to prepare and increase as much as possible the capacity and arrangement for employees to work remotely. In addition, on March 11, 2020, the President of the United States issued a proclamation to restrict travel to the United States from foreign nationals who have recently been in certain European countries. The spread of an infectious disease, including COVID-19, may also result in the inability of Company’s manufacturers to deliver components or finished products on a timely basis and may also result in the inability of Company’s suppliers to deliver the parts required by Company’s manufacturers to complete manufacturing of components or finished products. In addition, governments may divert spending from other budgeted resources as they seek to reduce and/or stop the spread of an infectious disease, such as COVID-19. Such events may result in a period of business and manufacturing disruption, and in reduced operations, any of which could materially affect the Company’s business, financial condition and results of operations. The extent to which COVID-19 impacts the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others.